4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investments, Fair Value Disclosure	$ 143,862,165	$ 132,847,073
Corporate Debt Securities
Investments, Fair Value Disclosure	328,781	418,987
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	143,533,384	132,428,086
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	328,781	418,987
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	328,781	418,987
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	143,533,384	132,428,086
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	$ 143,533,384	$ 132,428,086